Total
FPA New Income Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The FPA New Income Fund (the "Fund") seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FPA New Income Fund - USD ($)	FPA New Income Fund	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FPA New Income Fund		FPA New Income Fund	Investor Class
Management fees		0.50%	0.50%
Distribution (Rule 12b-1) fees		none	none
Other Expense		0.09%	0.29%	[1]
Shareholder Service fee		0.05%	0.25%	[1]
All other expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		0.59%	0.79%
Expense Reimbursement	[2]	(0.14%)	(0.24%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.45%	0.55%
[1]	Estimated for the current fiscal year.
[2]	The Fund's investment adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.45% of the average daily net assets of the Institutional Class shares of the Fund through July 27, 2024, and in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund from July 28, 2024 through April 30, 2025, and in excess of 0.55% of the average daily net assets of the Investor Class shares of the Fund from inception through July 27, 2024, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund from July 28, 2024 through April 30, 2025. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the Fund's contractual expense reimbursement only for the term of the expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FPA New Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
FPA New Income Fund	46	175	315	725
Investor Class	56	228	415	956

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2023, the Fund's portfolio turnover rate was 50% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in a diversified portfolio of debt securities, cash and cash equivalents. The Fund generally invests in highly rated debt securities and invests at least 75% of its total assets, calculated at market value at the time of purchase, in debt securities rated at least A- or its equivalent by a nationally recognized statistical rating organization ("NRSRO") and in cash equivalent securities.

Under normal circumstances, the Fund invests primarily in the following debt securities, among others:

•  Corporate bonds, municipal bonds, bank loans, bonds issued by governments and their agencies and instrumentalities, mortgage-backed pools, sovereign debt, and obligations of supra-national agencies, including international development institutions that provide global financing and advisory services for economic development.

•  Structured investments, commercial mortgage-backed securities, residential mortgage- backed securities, collateralized mortgage obligations, asset-backed securities, collateralized loan obligations, collateralized debt obligations and structured notes. The Fund may invest a significant portion of its portfolio in these investments.

•  Cash equivalent securities, which may include publicly traded securities issued by the U.S. government or agencies of the U.S. government, money market funds, certificates of deposit, commercial paper, repurchase agreements, bankers' acceptances and other similar short- term bonds.

The Fund may invest up to 25% of its total assets, calculated at market value at the time of purchase, in debt securities that are rated below A- or its equivalent by an NRSRO, which may include securities that are in default, or that are unrated.

The Fund may also invest up to 25% of its total assets, calculated at market value at the time of purchase, in securities of non-U.S. governments and corporations, non-U.S. structured investments or in securities that are not denominated in U.S. dollars; and up to 15% of its total assets, calculated at market value at the time of purchase, in stripped mortgage securities (such as interest-only and principal-only classes of collateralized mortgage obligations), collateralized mortgage obligations structured as accrual certificates, also known as Z-Bonds, and inverse floating rate debt instruments.

The Fund may also invest up to 5% of its total assets, calculated at market value at the time of purchase, in preferred stocks.

The Fund may hold investments in common stocks and rights to purchase common stocks. Such investments are typically received as a result of a conversion, corporate restructuring or recapitalization. Further, common stocks may be purchased as a result of exercising such rights, or purchased to increase an existing investment in common stocks. The Fund may also hold investments in privately placed securities.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also invest in currency forwards, swaps and other certain currency derivatives, in each case for hedging purposes only.

PRINCIPAL RISKS
PERFORMANCE

The Fund acquired the assets and liabilities of FPA New Income, Inc. (the "Predecessor Fund") following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of a broad-based securities market index and with a measure of the change in cost of living plus 100 basis points. The past performance information shown below is for Institutional Class shares of the Fund. Although Institutional Class shares would have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Investor Class shares will vary from Institutional Class shares because of the higher expenses paid by Investor Class shares. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of non- U.S. bonds traded in the U.S. CPI + 100 is a measure of the consumer price index ("CPI") plus an additional 100 basis points. The CPI is calculated by taking price changes for each item in the predetermined basket of goods and averaging them; the goods are weighted according to their importance. Changes in CPI are used to assess price changes associated with the cost of living.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/funds or call (800) 982-4372.

Calendar Year Total Return (before taxes) for Institutional Class For each calendar year at NAV

The Fund's year-to-date return as of March 31, 2024, was 0.86%.

The Fund's highest/lowest quarterly results during this time period were:

Institutional Class

Highest  3.79%  (Quarter ended 12/31/23)

Lowest  (1.74)%  (Quarter ended 03/31/22)

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - FPA New Income Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA New Income Fund		7.51%	2.25%	2.02%
Investor Class	[1]	7.40%	2.15%	1.92%
After Taxes on Distributions | FPA New Income Fund	[2]	5.74%	1.24%	0.96%
After Taxes on Distributions and Sale of Fund Shares | FPA New Income Fund	[2]	4.42%	1.30%	1.07%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		5.53%	1.10%	1.81%
CPI + 100		4.64%	5.14%	3.82%
[1]	Investor Class shares commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns of the Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.